Equity (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Nov. 22, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Number of shares authorised	1,165,976,677	1,165,976,677
Par value per share	$ 0	$ 0
Statutory reserve	$ 17,363,000	$ 17,363,000		$ 17,363,000
Percentage of capital stock	8.50%	8.50%		8.50%
Withholding tax on dividends distributions (as a percent)	10.00%
Tax rate dividends withholding tax is applied (as a percent)	42.86%
Balance amount	$ 0.1	$ 0.1
Series B Common Stock [Member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding			57,513,873
Conversion of stock, shares converted			57,513,873
Series A shares
IfrsStatementLineItems [Line Items]
Number of shares authorised	1,165,976,677	1,165,976,677
Conversion of stock, shares converted			57,513,873